Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Leases
Remainder of 2023	$ 2,003
2024	3,349
2025	2,299
2026	929
2027	308
2028 and thereafter	178
Total lease payments	9,066
Less: imputed interest	368
Total lease obligations	8,698
Current	3,604	$ 4,029
Long-term	$ 5,094	$ 7,382